Securities at amortised cost - Debt Securities (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	[1]	€ 31,223
Financial assets at amortised cost	[1]	47,276
Available-for-sale investments	[2]			€ 69,730
Held-to-maturity investments	[2]			9,343
Loans and advances to customers		589,653		571,909	[1],[2]
Loans and advances to banks		30,422	[1]	28,811	[1],[2]	€ 28,858
Trading assets	[1]	50,152		116,748	[2]
Financial assets at fair value through profit or loss		120,486		123,221
Total		876,444		836,747
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		25,616
Financial assets at amortised cost		47,276
Available-for-sale investments	[2]			65,747
Held-to-maturity investments	[2]			9,343
Loans and advances to customers	[2]			5,099
Loans and advances to banks	[2]			265
Debt securities at fair value through other comprehensive income and amortised cost		72,893		80,454
Trading assets		5,213		7,477	[2]
Debt securities at fair value through profit and loss		3,218		1,739
Financial assets at fair value through profit or loss		8,431		9,216
Total		€ 81,323		€ 89,670

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.